BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

July 31, 2019 (unaudited)

Shares/Units		Value
	COMMON STOCK (80.3%)
	BERMUDA (1.0%)
	CONSUMER NON-CYCLICAL
262,916	IHS Markit, Ltd.[1]	$16,937,049
	Total Bermuda	16,937,049
	BRAZIL (0.6%)
	CONSUMER NON-CYCLICAL
1,838,787	Ambev SA	9,851,038
	Total Brazil	9,851,038
	CANADA (5.1%)
	CONSUMER CYCLICAL
261,584	Alimentation Couche-Tard, Inc. (Class B)	16,100,845
	FINANCIALS
596,297	Brookfield Asset Management, Inc. (Class A)	29,218,553
	TECHNOLOGY
45,010	Constellation Software, Inc.	43,001,184
	Total Canada	88,320,582
	CAYMAN ISLANDS (7.4%)
	COMMUNICATIONS
316,612	Alibaba Group Holding, Ltd. ADR[1]	54,808,703
1,559,505	Tencent Holdings, Ltd.	72,942,837
	Total Cayman Islands	127,751,540
	FRANCE (8.3%)
	CONSUMER CYCLICAL
48,831	LVMH Moet Hennessy Louis Vuitton SE	20,298,902
	CONSUMER NON-CYCLICAL
403,236	EssilorLuxottica SA	54,566,184
	TECHNOLOGY
535,925	Capgemini SE	68,347,129
	Total France	143,212,215
	GERMANY (10.1%)
	CONSUMER CYCLICAL
51,371	Adidas AG	16,561,548
	CONSUMER NON-CYCLICAL
1,031,764	Fresenius SE & Co. KGaA	52,378,952
387,670	Merck KGaA	39,933,571
		92,312,523
	TECHNOLOGY
518,186	SAP SE	64,622,418
	Total Germany	173,496,489

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Shares/Units		Value
	COMMON STOCK (continued)
	HONG KONG (2.2%)
	FINANCIALS
3,741,350	AIA Group, Ltd.	$38,209,640
	Total Hong Kong	38,209,640
	IRELAND (3.2%)
	INDUSTRIALS
1,048,725	CRH, Plc.	35,087,450
	TECHNOLOGY
99,513	Accenture, Plc. (Class A)	19,164,214
	Total Ireland	54,251,664
	JAPAN (5.9%)
	CONSUMER NON-CYCLICAL
504,435	Seven & i Holdings Co., Ltd.	17,183,917
469,765	Shiseido Co., Ltd.	34,640,585
		51,824,502
	INDUSTRIALS
142,300	Hoya Corp.	10,952,684
69,115	Keyence Corp.	39,513,799
		50,466,483
	Total Japan	102,290,985
	LUXEMBOURG (1.3%)
	COMMUNICATIONS
146,321	Spotify Technology SA1	22,670,976
	Total Luxembourg	22,670,976
	MEXICO (0.9%)
	CONSUMER NON-CYCLICAL
171,109	Fomento Economico Mexicano SAB de CV ADR	15,519,586
	Total Mexico	15,519,586
	NETHERLANDS (5.6%)
	CONSUMER NON-CYCLICAL
322,948	Heineken NV	34,846,759
	TECHNOLOGY
278,322	ASML Holding NV	62,062,401
	Total Netherlands	96,909,160
	SOUTH KOREA (1.3%)
	CONSUMER NON-CYCLICAL
20,562	LG Household & Health Care, Ltd.	21,783,153
	Total South Korea	21,783,153

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Shares/Units		Value
	COMMON STOCK (continued)
	SPAIN (4.2%)
	CONSUMER CYCLICAL
853,058	Industria de Diseno Textil SA	$25,576,895
	TECHNOLOGY
594,049	Amadeus IT Group SA	46,714,037
	Total Spain	72,290,932
	SWEDEN (1.1%)
	INDUSTRIALS
374,145	Hexagon AB (Class B)	18,274,504
	Total Sweden	18,274,504
	SWITZERLAND (12.4%)
	CONSUMER CYCLICAL
100,227	Cie Financiere Richemont SA	8,590,490
	CONSUMER NON-CYCLICAL
867,469	Alcon, Inc.[1]	50,383,714
76,275	Lonza Group AG1	26,202,327
338,945	Nestle SA	36,118,698
		112,704,739
	FINANCIALS
3,330,163	Credit Suisse Group AG1	40,499,368
53,522	Partners Group Holding AG	42,839,496
		83,338,864
	INDUSTRIALS
53,170	Sika AG	7,715,055
	Total Switzerland	212,349,148
	TAIWAN (0.7%)
	TECHNOLOGY
263,151	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,218,127
	Total Taiwan	11,218,127
	THAILAND (1.3%)
	CONSUMER CYCLICAL
7,947,605	CP ALL PCL	22,454,152
	Total Thailand	22,454,152
	UNITED KINGDOM (7.2%)
	CONSUMER CYCLICAL
633,595	Compass Group, Plc.	16,045,716
	CONSUMER NON-CYCLICAL
346,057	RELX, Plc.	8,246,492

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

Shares/Units		Value
	COMMON STOCK (continued)
	UNITED KINGDOM (continued)
	FINANCIALS
26,655,671	Melrose Industries, Plc.	60,086,436
1,907,948	Prudential, Plc.	39,533,757
		99,620,193
	Total United Kingdom	123,912,401
	UNITED STATES (0.5%)
	TECHNOLOGY
61,943	Fidelity National Information Services, Inc.	8,253,905
	Total United States	8,253,905
	Total Common Stock
	(Identified cost $1,215,152,791)	1,379,957,246
	REGISTERED INVESTMENT COMPANIES (17.3%)

	Morgan Stanley Institutional Liquidity Funds - Treasury Securities
	Portfolio, Institutional Share Class	297,750,000
	Total Registered Investment Companies
	(Identified cost $297,750,000)	297,750,000

TOTAL INVESTMENTS (Identified cost $1,512,902,791)[2]	97.6%	$ 1,677,707,246
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.4%	41,826,111
NET ASSETS	100.0%	$ 1,719,533,357

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $1,512,902,791, the aggregate gross unrealized appreciation is $214,186,654 and the aggregate gross unrealized depreciation is $49,382,199, resulting in net unrealized appreciation of $164,804,455.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2019
Common Stock:
Bermuda	$16,937,049	$–	$–	$16,937,049
Brazil	9,851,038	–	–	9,851,038
Canada	88,320,582	–	–	88,320,582
Cayman Islands	54,808,703	72,942,837	–	127,751,540
France	–	143,212,215	–	143,212,215
Germany	–	173,496,489	–	173,496,489
Hong Kong	–	38,209,640	–	38,209,640
Ireland	19,164,214	35,087,450	–	54,251,664
Japan	–	102,290,985	–	102,290,985
Luxembourg	22,670,976	–	–	22,670,976
Mexico	15,519,586	–	–	15,519,586
Netherlands	–	96,909,160	–	96,909,160
South Korea	–	21,783,153	–	21,783,153
Spain	–	72,290,932	–	72,290,932
Sweden	–	18,274,504	–	18,274,504
Switzerland	–	212,349,148	–	212,349,148
Taiwan	11,218,127	–	–	11,218,127
Thailand	–	22,454,152	–	22,454,152
United Kingdom	–	123,912,401	–	123,912,401
United States	8,253,905	–	–	8,253,905
Registered Investment Companies:
United States	297,750,000	–	–	297,750,000
Investments, at value	$544,494,180	$1,133,213,066	$–	$1,677,707,246

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.